Income Tax	12 Months Ended
Jun. 30, 2024
Major components of tax expense (income) [abstract]
Income Tax

26. Income Tax

The Company is subject to income taxes in Canada, while the subsidiaries in United States are subject to the income tax laws of United States.

The actual income tax provision differs from the expected amount calculated by applying the Canadian combined federal and provincial corporate tax rates to income before tax. These differences result from the following:

	2024	2023

Income (loss) before tax	$(630,984)	$3,193,160
Statutory tax rate	26.5%	26.5%
Expected income tax benefit (expense)	(167,211)	672,497
Permanent differences	175,184	-
Employee stock compensation	228,000	-
Share issuance costs	-	90,248
Goodwill impairment loss	1,086,572	-
Adjustment to prior years provision versus statutory tax return tax returns	723,780	(153,137)
Changes in statutory, foreign tax, foreign exchange rates and other	(29,344)	367,410
Change in unrecognized temporary differences	929,179	(25,844)
Total income tax expense (recovery)	2,946,160	951,174

Current tax expense	2,961,662	951,174
Deferred tax expense (recovery)	(15,502)	-
Total income tax expense	$2,946,160	951,174

The components of the net deferred tax liability are as follows:

	2024	2023

Intangible assets	(530,384)	-
Derivative assets	(40,542)	-
Share issuance costs	-	90,248
Loss carry forward	59,520	-
FV measured loans	(86,927)	-
Property and equipment	(475,502)	192,136
	(1,073,835)	282,384
Deferred tax assets not recognized	-	(282,384)
Net deferred tax liabilities	(1,073,835)	-

Deferred tax liabilities resulted from acquisition of OFIT GM&RT	(1,089,337)	-
Deferred tax recovery	15,502	-
Net deferred tax liabilities	$(1,073,835)	-

Current year unrecognized deductible temporary differences are attributable to the following:

2024
Financing costs	816,676
Lease liabilities	39,290
Investment in SFF shares	1,233,168
Loss carryforwards	6,651,305
Net deferred tax assets	8,740,439

As of June 30, 2024, the Company has non-capital losses of approximately $6,651,305 (2023 - $5,311,276) available that may be carried forward and applied against future income for Canadian income tax purposes. These non-capital losses expiry between 2042-2044.

SOLARBANK CORPORATION

Notes to Consolidate Financial Statements

Years ended June 30, 2024 and 2023

(Expressed in Canadian Dollars)